Other non-current financial assets	12 Months Ended
Dec. 31, 2023
Other non-current financial assets
Other non-current financial assets

14.Other non-current financial assets

At December 31, 2023 and 2022, other non-current financial assets consisted of the following:

Other non-current financial assets
in € THOUS
	2023	2022

Debt securities	284,102	274,821
Equity investments	153,182	149,993
Other financial assets	174,300	190,982

Total	611,584	615,796